Long-Term Borrowings - Description of group borrowing arrangements (Details)									1 Months Ended	12 Months Ended
	Jun. 20, 2024 USD ($)	May 21, 2024 USD ($)	Jan. 29, 2024 USD ($)	Mar. 21, 2022 USD ($)	Jul. 08, 2020 USD ($) installment	Jan. 29, 2019 USD ($)	Feb. 10, 2018 USD ($)	Jun. 08, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2024 USD ($) installment	Sep. 08, 2023 USD ($) tranche installment	Jun. 27, 2023 USD ($) installment	May 23, 2022 USD ($) tranche installment	Apr. 18, 2022 USD ($)	Sep. 09, 2020 USD ($) installment tranche	Jul. 07, 2020 USD ($) installment	Jun. 25, 2019 USD ($) installment tranche	Feb. 27, 2019 USD ($) installment	Jan. 24, 2019 USD ($) installment	Feb. 11, 2018 USD ($)
Long-Term Borrowings
Amount drawn down										$ 199,260,000	$ 197,000,000	$ 306,298,000
Gain from modification of loans										$ 1,828,959
SOFR
Long-Term Borrowings
Adjustment to interest rate basis										2.41%
$44.0 Million Secured Credit Term Loan Facility
Long-Term Borrowings
Agreement amount					$ 44,000,000
Amount drawn down					$ 42,200,000
Number of quarterly repayment installments | installment					24
Amount of quarterly installment					$ 695,000
Amount of final balloon payment					$ 25,488,750
$44.0 Million Secured Credit Term Loan Facility | LIBOR
Long-Term Borrowings
Adjustment to interest rate basis					2.50%
$40.0 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount																			$ 40,000,000
Number of quarterly repayment installments | installment																			24
Amount of quarterly installment																			$ 593,250
Amount of final balloon payment																			$ 24,912,000
$40.0 Million Secured Term Loan Facility | LIBOR
Long-Term Borrowings
Adjustment to interest rate basis																			2.60%
$103.2 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount																		$ 103,200,000
$103.2 Million Secured Term Loan Facility, KEXIM Facility
Long-Term Borrowings
Agreement amount																		$ 61,924,800
Number of quarterly repayment installments | installment																		48
Amount of quarterly installment																		$ 645,050
Number of tranches | tranche																		2
$103.2 Million Secured Term Loan Facility, KEXIM Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis																		1.80%
Additional credit adjustment spread to interest rate basis																		0.26161%
$103.2 Million Secured Term Loan Facility, Commercial Facility
Long-Term Borrowings
Agreement amount																		$ 41,283,200
Number of quarterly repayment installments | installment																		20
Amount of quarterly installment																		$ 206,416
Amount of final balloon payment																		$ 16,513,280
Number of tranches | tranche																		2
$103.2 Million Secured Term Loan Facility, Commercial Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis																		2.20%
Additional credit adjustment spread to interest rate basis																		0.26161%
$125.7 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount																$ 125,700,000
Number of quarterly repayment installments | installment																28
Amount of final balloon payment																$ 39,835,000
Number of tranches | tranche																2
$125.7 Million Secured Term Loan Facility | First eight quarterly Installments
Long-Term Borrowings
Amount of quarterly installment																$ 750,000
$125.7 Million Secured Term Loan Facility | Twenty quarterly installments after first eight installments
Long-Term Borrowings
Amount of quarterly installment																$ 850,000
$125.7 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.65%														2.50%
$58.2 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount																						$ 58,200,000
Number of quarterly repayment installments | installment																						24
Amount of quarterly installment																						$ 808,000
Amount of final balloon payment																						$ 38,783,000
$58.2 Million Secured Term Loan Facility | LIBOR
Long-Term Borrowings
Adjustment to interest rate basis																						2.25%
$58.0 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount																					$ 58,000,000
$58.0 Million Secured Term Loan Facility, CACIB commercial facility
Long-Term Borrowings
Agreement amount																					$ 38,000,000
Number of quarterly repayment installments | installment																					32
Amount of quarterly installment																					$ 275,000
Amount of final balloon payment																					$ 29,200,000
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis																					2.25%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR | Interest periods exceeding month and up to three months
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis																					0.26161%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR | Interest periods exceeding three months and up to six months
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis																					0.42826%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | SOFR | Interest periods exceeding six months and up to twelve months
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis																					0.71513%
$58.0 Million Secured Term Loan Facility, CACIB commercial facility | Siemens Financial Services, Inc.
Long-Term Borrowings
Amount of outstanding loan transferred									$ 18,587,500
Percentage of outstanding loan transferred									50.00%
$58.0 Million Secured Term Loan Facility, KEXIM facility loan
Long-Term Borrowings
Agreement amount																					$ 20,000,000
Number of quarterly repayment installments | installment																					32
Amount of quarterly installment																					$ 625,000
$58.0 Million Secured Term Loan Facility, KEXIM facility loan | SOFR
Long-Term Borrowings
Adjustment to interest rate basis																					1.80%
Additional credit adjustment spread to interest rate basis																					0.26161%
$113.0 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount															$ 113,000,000
Number of quarterly repayment installments | installment															20
Amount of quarterly installment															$ 2,200,000
Amount of final balloon payment															$ 69,000,000
$113.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis															1.90%
$84.0 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount														$ 84,000,000
Number of quarterly repayment installments | installment														24
Amount of quarterly installment														$ 787,500
Amount of final balloon payment														$ 23,100,000
Number of tranches | tranche														2
$84.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis														1.85%
$34.7 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount													$ 34,700,000
Number of quarterly repayment installments | installment													24
Amount of quarterly installment													$ 725,000
Amount of final balloon payment													$ 17,300,000
$34.7 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis													1.75%
$56.0 Million Sale and Leaseback Agreement - Milos
Long-Term Borrowings
Agreement amount						$ 56,000,000
Agreement amount, excluding non-cash element						49,000,000
Agreement amount, non-cash element						7,000,000
Prepaid hire amount						$ 7,000,000
Bareboat vessel charter period						156 months
Charter hire, cash amount						$ 12,825
Charter hire, non-cash amount						1,475
$56.0 Million Sale and Leaseback Agreement - Milos | Minimum
Long-Term Borrowings
Amount of purchase option						11,500,000
$56.0 Million Sale and Leaseback Agreement - Milos | Maximum
Long-Term Borrowings
Amount of purchase option						$ 34,700,000
$56.0 Million Sale and Leaseback Agreement - Milos | SOFR
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis						0.26161%
$54.0 Million Sale and Leaseback Agreement - Poliegos
Long-Term Borrowings
Agreement amount								$ 54,000,000
Agreement amount, excluding non-cash element								47,200,000
Agreement amount, non-cash element								6,800,000
Prepaid hire amount								$ 7,000,000
Leaseback period								168 months
Charter hire, cash amount								$ 11,550
Charter hire, non-cash amount								1,368.93
$54.0 Million Sale and Leaseback Agreement - Poliegos | Minimum
Long-Term Borrowings
Amount of purchase option								17,200,000
$54.0 Million Sale and Leaseback Agreement - Poliegos | Maximum
Long-Term Borrowings
Amount of purchase option								$ 31,100,000
$54.0 Million Sale and Leaseback Agreement - Poliegos | SOFR
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis								0.26161%
$31.1 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount	$ 31,110,000
Amount of quarterly installment	780,000
Amount of final balloon payment	$ 12,440,000
Term of instrument	6 years
$31.1 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis	1.60%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko
Long-Term Borrowings
Agreement amount							$ 167,500,000
Agreement amount, excluding non-cash element							150,520,000
Prepaid hire amount							$ 9,500,000
Bareboat vessel charter period							180 months
Charter hire, non-cash amount							$ 1,734
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Minimum
Long-Term Borrowings
Amount of purchase option							14,200,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Maximum
Long-Term Borrowings
Amount of purchase option							49,800,000
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | First five years from delivery date
Long-Term Borrowings
Charter hire, cash amount							18,600
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | From year six after delivery date
Long-Term Borrowings
Charter hire, cash amount							$ 18,350
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | First two years from delivery date
Long-Term Borrowings
Charter hire, cash amount																							$ 18,600
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | From year five after delivery date
Long-Term Borrowings
Charter hire, cash amount																							17,200
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | SOFR | Interest periods of three months
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis							0.26161%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | SOFR | Interest periods of twelve months
Long-Term Borrowings
Additional credit adjustment spread to interest rate basis							0.71513%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Rhenia | Years three and four after delivery date
Long-Term Borrowings
Charter hire, cash amount																							25,200
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Rhenia | SOFR
Long-Term Borrowings
Adjustment to interest rate basis										5.55%
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Despotiko | Years three and four after delivery date
Long-Term Borrowings
Charter hire, cash amount																							$ 23,336
$167.5 Million Sale and Leaseback Agreements - Nissos Rhenia and Nissos Despotiko | Nissos Despotiko | SOFR
Long-Term Borrowings
Adjustment to interest rate basis										5.55%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria
Long-Term Borrowings
Agreement amount				$ 194,000,000
Agreement amount, excluding non-cash element				$ 145,500,000
Bareboat vessel charter period				84 months
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period before commencement of charter period
Long-Term Borrowings
Charter hire, fixed amount				$ 909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | Period after commencement of charter period
Long-Term Borrowings
Charter hire, fixed amount				909,375
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | After first but prior to seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option				$ 72,750,000
Purchase option as percentage of purchase price				75.00%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | On seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option				$ 40,921,875
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period before commencement of charter period
Long-Term Borrowings
Charter hire, price on variable rate				2.60%
Charter hire, margin on variable rate				2.45%
Charter hire, credit adjustment on variable rate				0.15%
$194.0 Million Sale and Leaseback Agreements - Nissos Kea and Nissos Nikouria | SOFR | Period after commencement of charter period
Long-Term Borrowings
Charter hire, price on variable rate				2.00%
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi
Long-Term Borrowings
Agreement amount			$ 73,500,000
Bareboat vessel charter period			84 months
Charter hire, fixed amount			$ 1,200,000
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi | After first but prior to seventh anniversary of commencement of charter period
Long-Term Borrowings
Amount of purchase option			$ 73,450,000
Purchase option as percentage of purchase price			65.00%
$73.5 Million Sale and Leaseback Agreement - Nissos Anafi | SOFR
Long-Term Borrowings
Charter hire, price on variable rate			1.90%
$11 Million Scrubber Financing
Long-Term Borrowings
Agreement amount																				$ 11,000,000
Number of quarterly repayment installments | installment																				15
Amount of quarterly installment																				$ 114,583
Amount of final periodic payment																				$ 114,588
Number of tranches | tranche																				6
Agreement amount per tranche																				$ 1,833,333
Number of vessels for installation of scrubbers																				6
$11 Million Scrubber Financing | LIBOR
Long-Term Borrowings
Adjustment to interest rate basis																				2.00%
$35.1 Million Unsecured Sponsor Loan
Long-Term Borrowings
Agreement amount																	$ 35,100,000
Agreement amount per tranche																	$ 17,600,000
Borrowings, fixed interest rate																	3.50%
$60.0 Million Secured Term Loan Facility
Long-Term Borrowings
Agreement amount		$ 60,000,000
Amount of quarterly installment		1,041,000.000
Amount of final balloon payment		$ 35,024,000.000
Term of instrument		6 years
Potential decrease or increase in margin, subject to meeting certain sustainability linked targets		0.05%
$60.0 Million Secured Term Loan Facility | SOFR
Long-Term Borrowings
Adjustment to interest rate basis		1.40%
$194.0 Million Sale and Leaseback Agreements and $125.7 Million Secured Term Loan Facility
Long-Term Borrowings
Financial liabilities with contractual cash flows modified during reporting period, before modification										$ 191,300,000
Gain from modification of loans										$ 1,800,000